UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2474

                           Midas Dollar Reserves, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                     10005
(Address of principal executive offices)                       (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

Midas Dollar Reserves, Inc.

   Principal
    Amount            U.S. GOVERNMENT AGENCIES  100.05%                                    Discount(a)             Value(b)
   $ 640,000      Federal Home Loan Bank, due 05/31/06                                        4.53%               $ 635,168
     875,000      Federal Home Loan Bank, due 07/03/06                                        4.62%                 864,557
     150,000      Federal Home Loan Bank, due 05/16/06                                        4.45%                 149,166
   1,025,000      Federal National Mortgage Association, due 04/05/06                         4.34%               1,024,506
   1,220,000      Federal National Mortgage Association, due 08/09/06                         4.80%               1,198,853
   1,020,000      Federal National Mortgage Association, due 08/02/06                         4.76%               1,003,411
     850,000      Federal National Mortgage Association, due 06/26/06                         4.60%                 840,659
     610,000      Freddie Mac, due 07/24/06                                                   4.73%                 600,873
     875,000      Freddie Mac, due 06/30/06                                                   4.60%                 864,938
     800,000      Freddie Mac, due 05/23/06                                                   4.51%                 794,786
     105,000      Freddie Mac, due 05/23/06                                                   4.52%                 104,316
     915,000      Freddie Mac, due 05/16/06                                                   4.38%                 909,992
     475,000      Freddie Mac, due 05/09/06                                                   4.40%                 472,782
     120,000      Freddie Mac, due 05/09/06                                                   4.52%                 119,440
   1,100,000      Freddie Mac, due 05/05/06                                                   4.34%               1,095,491
     750,000      Freddie Mac, due 04/10/06                                                   4.34%                 749,187
     715,000      Freddie Mac, due 04/25/06                                                   4.42%                 712,893
     745,000      Freddie Mac, due 04/18/06                                                   4.29%                 743,491
                                                                                                                    -------
     TOTAL U.S. GOVERNMENT AGENCIES (cost $12,884,509)                                                           12,884,509
                                                                                                                 ----------
     Total Investments (cost: $12,884,509) - 100.05%                                                             12,884,509
                                                                                                                 ----------

     Liabilities in Excess of Cash & Other Assets - (0.05%)                                                         (64,081)
                                                                                                                     ------

     Total Net Assets  100.00%                                                                                 $ 12,820,428
                                                                                                               ============
        (a) Discount rate at the time of purchase or coupon for coupon-bearing securities.
        (b) Cost of investments for financial reporting and for Federal tax purposes is the same as value.


Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)